Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable

Note 5 — Notes Payable

Original Issuance and Amendments — In February 2012, we issued $1.5 million of notes payable at 15% interest to two investors. The notes were secured by the assets of our company. The original maturity date was May 2012, and the notes were callable on condition of default. Price adjustable warrants to purchase 3.7 million common shares at $0.508 were issued and were exercisable through August 2017. Through a series of subsequent amendments, we were required to pay $0.2 million of accrued interest and issued additional price adjustable warrants to purchase 3.2 million shares and the exercise price of these and the original warrants was adjusted to $0.28. Each warrant had a contractual term of five years after the issue date.

Amendments in 2013 - In February 2013, we amended the notes to extend the maturity date to April 30, 2013. In exchange for the extension, we issued additional price adjustable warrants to purchase 1.0 million common shares at $0.28 before August 2018. The terms of the amended notes were determined to be substantially different from the prior note terms, and the amendment, therefore, was recorded as an extinguishment. In August 2013, we amended the notes to extend the maturity date to March 2014. Additionally, the terms of the notes were changed to a claim on a portion of the cash receipts from license payments and any financing, with any remaining principal and accrued interest to convert in any financing to the securities underlying the financing and with a conversion price equal to the effective price paid by other participating investors. In exchange for the amendment, we issued additional price adjustable warrants to purchase 4.0 million shares at $0.28 before February 2019. The terms of the amended notes were determined to be substantially different from the prior note terms, and the amendment, therefore, was recorded as an extinguishment.

During the year ended December 31, 2013, we recorded interest expense related to the notes of $0.25 million, a loss on debt extinguishments of $2.0 million and a gain on the change in the fair value of embedded debt features of $0.8 million. In the year ended December 31, 2014, we recorded interest expense related to the notes of $1.0 million and an immaterial gain on debt extinguishment.

In February 2014, the note holders exchanged the notes in the aggregate principal and interest amount of $1.5 million for approximately 2.0 million shares of our common stock.